EQUITY (Details Narrative)	May 31, 2026 USD ($) $ / shares shares		Jul. 29, 2025 USD ($) shares	Jul. 29, 2025 HKD ($) $ / shares shares	May 31, 2025 USD ($) $ / shares shares
Equity [Abstract]
Common stock, shares authorized	500,000,000				500,000,000
Common stock, shares issued	13,500,000		100	100	13,500,000
Common stock, shares outstanding	13,500,000				13,500,000
Common stock, par value | (per share)	$ 0.0001			$ 1	$ 0.0001
Common Stock, Value	$ 1,350	[1]	$ 13	$ 100	$ 1,350	[1]

[1]	Shares presented on a retrospective basis to reflect the restructuring (see Note 18)